25. Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Other Comprehensive Income Tables Abstract
Breakdown, by type of instrument and geographical origin of the issuer

The breakdown, by type of instrument and geographical origin of the issuer, of Other Comprehensive Income Financial assets measured at fair value through other comprehensive income (IFRS 9) on December 31, 2020 is as follows:

Thousand of reais	2020
	Revaluation gains	Revaluation losses	Net revaluation gains (losses)	Fair value
Debt Instruments
Government debt securities	11,061,691	(8,832,504)	2,229,187	109,317,614
Private-sector debt securities	953,043	(840,101)	112,942	38,131
Total	12,014,734	(9,672,605)	2,342,129	109,355,745

Thousand of reais	2019
	Revaluation gains	Revaluation losses	Net revaluation gains (losses)	Fair value
Debt Instruments
Government debt securities	7,251,721	(3,952,558)	3,299,163	95,961,823
Private-sector debt securities	824,294	(778,175)	46,119	1,104
Total	8,076,015	(4,730,733)	3,345,282	95,962,927

Thousand of reais	2018
	Revaluation gains	Revaluation losses	Net revaluation gains (losses)	Fair value
Debt Instruments
Government debt securities	3,917,451	(1,608,673)	2,308,778	85,395,136
Private-sector debt securities	1,546,895	(1,863,092)	(316,197)	555
Total	5,464,346	(3,471,765)	1,992,581	85,395,691